Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Amortization	$ 325	$ 226
Intangible assets	1,838
Cost at:
Statement [Line Items]
Intangible assets	1,838
Accumulated amortization at:
Statement [Line Items]
Amortization	185	184
Intangible assets	1,034	849	$ 665
Net book value at:
Statement [Line Items]
Intangible assets	$ 804	$ 989